[illegible]
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
AUG 2 8 2007
1086

August 28, 2007

07073895

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT NYS

001-16117

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, 4Kids Entertainment, Inc., Series A Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 28, 2007.

Sincerely,

PROCESSED
AUG 3 1 2007
THOMSON
FINANCIAL

END